Hedge accounting (Detail 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	$ 68,529	$ 74,700
of which: accumulated amount of fair value hedge adjustment	(6,057)	478
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	4,577	2,677
of which: accumulated amount of fair value hedge adjustment	(180)	(7)
Hedged Items: Loans and advances to customers
Carrying amount of designated loans	14,270	13,835
of which: accumulated amount of fair value hedge adjustment	(1,249)	(109)
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	(51)	3
Currency Risk [Member]
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	20,566	27,875
UBS AG | Interest rate
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	11,279	21,653
of which: accumulated amount of fair value hedge adjustment	(1,002)	261
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	4,577	2,677
of which: accumulated amount of fair value hedge adjustment	(180)	(7)
Hedged Items: Loans and advances to customers
Carrying amount of designated loans	14,270	13,835
of which: accumulated amount of fair value hedge adjustment	(1,249)	(109)
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	(51)	3
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	57,250	53,047
of which: accumulated amount of fair value hedge adjustment	(5,055)	218
UBS AG | Currency Risk [Member]
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	5,737	11,392
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	$ 14,828	$ 16,483